RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2017
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

11.   RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

MARKET RISK

The Company’s earnings, cash flows and other comprehensive income (OCI) are subject to movements in foreign exchange rates, interest rates, commodity prices and the Company’s share price (collectively, market risk). Formal risk management policies, processes and systems have been designed to mitigate these risks.

The following summarizes the types of market risks to which the Company is exposed and the risk management instruments used to mitigate them. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage the risks noted below.

Foreign Exchange Risk

The Company generates certain revenues, incurs expenses, and holds a number of investments and subsidiaries that are denominated in currencies other than Canadian dollars. As a result, the Company’s earnings, cash flows and OCI are exposed to fluctuations resulting from foreign exchange rate variability.

The Company has implemented a policy whereby, at a minimum, it hedges a level of foreign currency denominated earnings exposures over a five year forecast horizon. A combination of qualifying and non-qualifying derivative instruments is used to hedge anticipated foreign currency denominated revenues and expenses, and to manage variability in cash flows. The Company hedges certain net investments in United States dollar denominated investments and subsidiaries using foreign currency derivatives and United States dollar denominated debt.

Interest Rate Risk

The Company’s earnings and cash flows are exposed to short-term interest rate variability due to the regular repricing of its variable rate term debt, primarily commercial paper. Pay fixed-receive floating interest rate swaps and options are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate the impact of short-term interest rate volatility on interest expense via execution of floating to fixed interest rate swaps with an average swap rate of 2.5%.

As a result of the Merger Transaction, the Company is exposed to changes in the fair value of the fixed rate debt that arise as a result of the changes in market interest rates. Pay floating-receive fixed interest rate swaps are used to hedge against the future changes to the fair value of the fixed rate debt. The Company has implemented a program to significantly mitigate the impact of fluctuations in the fair value of the fixed rate debt via execution of fixed to floating interest rate swaps with an average swap rate of 2.1%.

The Company’s earnings and cash flows are also exposed to variability in longer term interest rates ahead of anticipated fixed rate debt issuances. Forward starting interest rate swaps are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate its exposure to long-term interest rate variability on select forecast term debt issuances via execution of floating to fixed interest rate swaps with an average swap rate of 3.8%.

The Company also monitors its debt portfolio mix of fixed and variable rate debt instruments to maintain a consolidated portfolio of debt within its Board of Directors approved policy limit of a maximum of 25% floating rate debt as a percentage of total debt outstanding. The Company primarily uses qualifying derivative instruments to manage interest rate risk.

Commodity Price Risk

The Company’s earnings and cash flows are exposed to changes in commodity prices as a result of its ownership interest in certain assets and investments, as well as through the activities of its energy services subsidiaries. These commodities include natural gas, crude oil, power and natural gas liquids (NGL). The Company employs financial derivative instruments to fix a portion of the variable price exposures that arise from physical transactions involving these commodities. The Company uses primarily non-qualifying derivative instruments to manage commodity price risk.

Emission Allowance Price Risk

Emission allowance price risk is the risk of gain or loss due to changes in the market price of emission allowances that the gas distribution business of the Company is required to purchase for itself and most of its customers to meet greenhouse gas compliance obligations. Similar to the gas supply procurement framework, the Ontario Energy Board’s (OEB) framework for emission allowance procurement allows recovery of fluctuations in emission allowance prices in customer rates, subject to OEB approval.

Equity Price Risk

Equity price risk is the risk of earnings fluctuations due to changes in the Company’s share price. The Company has exposure to its own common share price through the issuance of various forms of stock-based compensation, which affect earnings through revaluation of the outstanding units every period. The Company uses equity derivatives to manage the earnings volatility derived from one form of stock-based compensation, restricted stock units. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage equity price risk.

TOTAL DERIVATIVE INSTRUMENTS

The following table summarizes the Consolidated Statements of Financial Position location and carrying value of the Company’s derivative instruments.

The Company generally has a policy of entering into individual International Swaps and Derivatives Association, Inc. (ISDA) agreements, or other similar derivative agreements, with the majority of its derivative counterparties. These agreements provide for the net settlement of derivative instruments outstanding with specific counterparties in the event of bankruptcy or other significant credit event, and would reduce the Company’s credit risk exposure on derivative asset positions outstanding with the counterparties in these particular circumstances. The following table also summarizes the maximum potential settlement in the event of these specific circumstances. All amounts are presented gross in the Consolidated Statements of Financial Position.

	Derivative	Derivative	Derivative
	Instruments	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Used as	Qualifying	Derivative	Amounts	Total Net
	Cash Flow	Investment	Fair Value	Derivative	Instruments	Available	Derivative
June 30, 2017	Hedges	Hedges	Hedges	Instruments	as Presented	for Offset	Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	5	3	-	61	69	(59)	10
Interest rate contracts	1	-	4	-	5	(1)	4
Commodity contracts	7	-	-	185	192	(50)	142

	13	3	4	246	266	(110)	156

Deferred amounts and other assets
Foreign exchange contracts	2	2	-	116	120	(111)	9
Interest rate contracts	2	-	19	-	21	(1)	20
Commodity contracts	17	-	-	23	40	(24)	16

	21	2	19	139	181	(136)	45

Accounts payable and other
Foreign exchange contracts	(5)	(228)	-	(551)	(784)	59	(725)
Interest rate contracts	(315)	-	-	(133)	(448)	1	(447)
Commodity contracts	-	-	-	(139)	(139)	50	(89)
Other contracts	(1)	-	-	(6)	(7)	-	(7)

	(321)	(228)	-	(829)	(1,378)	110	(1,268)

Other long-term liabilities
Foreign exchange contracts	-	(34)	-	(1,533)	(1,567)	111	(1,456)
Interest rate contracts	(266)	-	(9)	(193)	(468)	1	(467)
Commodity contracts	-	-	-	(164)	(164)	24	(140)
Other contracts	(1)	-	-	(1)	(2)	-	(2)

	(267)	(34)	(9)	(1,891)	(2,201)	136	(2,065)

Total net derivative asset/(liability)
Foreign exchange contracts	2	(257)	-	(1,907)	(2,162)	-	(2,162)
Interest rate contracts	(578)	-	14	(326)	(890)	-	(890)
Commodity contracts	24	-	-	(95)	(71)	-	(71)
Other contracts	(2)	-	-	(7)	(9)	-	(9)

	(554)	(257)	14	(2,335)	(3,132)	-	(3,132)

	Derivative	Derivative
	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Qualifying	Derivative	Amounts	Total Net
	Cash Flow	Investment	Derivative	Instruments	Available	Derivative
December 31, 2016	Hedges	Hedges	Instruments	as Presented	for Offset	Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	101	3	5	109	(103)	6
Interest rate contracts	3	-	-	3	(3)	-
Commodity contracts	9	-	232	241	(125)	116

	113	3	237	353	(231)	122

Deferred amounts and other assets
Foreign exchange contracts	1	3	69	73	(72)	1
Interest rate contracts	8	-	-	8	(6)	2
Commodity contracts	7	-	61	68	(22)	46
Other contracts	1	-	1	2	-	2

	17	3	131	151	(100)	51

Accounts payable and other
Foreign exchange contracts	-	(268)	(727)	(995)	103	(892)
Interest rate contracts	(452)	-	(131)	(583)	3	(580)
Commodity contracts	-	-	(359)	(359)	125	(234)
Other contracts	(1)	-	(3)	(4)	-	(4)

	(453)	(268)	(1,220)	(1,941)	231	(1,710)

Other long-term liabilities
Foreign exchange contracts	-	(68)	(1,961)	(2,029)	72	(1,957)
Interest rate contracts	(268)	-	(205)	(473)	6	(467)
Commodity contracts	-	-	(211)	(211)	22	(189)

	(268)	(68)	(2,377)	(2,713)	100	(2,613)

Total net derivative asset/(liability)
Foreign exchange contracts	102	(330)	(2,614)	(2,842)	-	(2,842)
Interest rate contracts	(709)	-	(336)	(1,045)	-	(1,045)
Commodity contracts	16	-	(277)	(261)	-	(261)
Other contracts	-	-	(2)	(2)	-	(2)

	(591)	(330)	(3,229)	(4,150)	-	(4,150)

The following table summarizes the maturity and notional principal or quantity outstanding related to the Company’s derivative instruments.

June 30, 2017	2017	2018	2019	2020	2021	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	834	2	2	2	-	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,816	3,041	3,246	3,258	567	223
Foreign exchange contracts - British pound (GBP) forwards - purchase (millions of GBP)	62	9	-	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	89	25	27	177
Foreign exchange contracts - Euro forwards - purchase (millions of Euro)	123	256	340	-	-	-
Foreign exchange contracts - Euro forwards - sell (millions of Euro)	-	-	-	35	152	952
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	32,662	-	-	20,000
Interest rate contracts - short-term pay fixed rate (millions of Canadian dollars)	2,958	5,051	1,629	220	98	296
Interest rate contracts - long-term receive fixed rate (millions of Canadian dollars)	891	1,302	900	671	345	320
Interest rate contracts - long-term debt pay fixed rate (millions of Canadian dollars)	2,439	2,714	762	-	-	-
Equity contracts (millions of Canadian dollars)	48	40	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(81)	(62)	(10)	-	(1)	-
Commodity contracts - crude oil (millions of barrels)	(2)	(10)	-	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	(10)	-	-	-	-
Commodity contracts - power (megawatt per hour (MW/H))	43	30	31	35	(3)	(43)

December 31, 2016	2017	2018	2019	2020	2021	Thereafter

Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	991	2	2	2	-	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	4,369	2,768	2,943	2,722	566	223
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	91	6	-	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	89	25	27	144
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	32,662	-	-	-
Interest rate contracts - short-term pay fixed rate (millions of Canadian dollars)	6,713	5,161	1,581	153	100	300
Interest rate contracts - long-term pay fixed rate (millions of Canadian dollars)	3,998	2,743	768	-	-	-
Equity contracts (millions of Canadian dollars)	48	40	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(93)	(42)	(17)	(9)	-	-
Commodity contracts - crude oil (millions of barrels)	(11)	(9)	-	-	-	-
Commodity contracts - NGL (millions of barrels)	(8)	(6)	-	-	-	-
Commodity contracts - power (MW/H)	40	30	31	35	(3)	(43)

The Effect of Derivative Instruments on the Statements of Earnings and Comprehensive Income

The following table presents the effect of cash flow hedges and net investment hedges on the Company’s consolidated earnings and consolidated comprehensive income, before the effect of income taxes.

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
(millions of Canadian dollars)
Amount of unrealized gain/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	3	2	1	(33)
Interest rate contracts	(41)	(428)	(55)	(1,004)
Commodity contracts	(9)	(18)	12	(2)
Other contracts	(6)	6	(15)	37
Net investment hedges
Foreign exchange contracts	65	(12)	73	72

	12	(450)	16	(930)

Amount of (gain)/loss reclassified from AOCI to earnings
(effective portion)
Foreign exchange contracts1	(102)	(1)	(101)	2
Interest rate contracts2	36	72	84	51
Commodity contracts3	(2)	2	(4)	(6)
Other contracts4	4	(4)	13	(30)

	(64)	69	(8)	17

Amount of (gain)/loss reclassified from AOCI to earnings
(ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts2	4	5	6	31

	4	5	6	31

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

The Company estimates that a loss of $62 million of AOCI related to cash flow hedges will be reclassified to earnings in the next 12 months. Actual amounts reclassified to earnings depend on the foreign exchange rates, interest rates and commodity prices in effect when derivative contracts that are currently outstanding mature. For all forecasted transactions, the maximum term over which the Company is hedging exposures to the variability of cash flows is 30 months as at June 30, 2017.

Fair Value Derivatives

For interest rate derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivative as well as the offsetting loss or gain on the hedged item attributable to the hedged risk is included in Interest expense on the Consolidated Statements of Earnings. During the three and six months ended June 30, 2017, the Company recognized an unrealized gain of $3 million and $1 million (2016 - nil) on the derivative and an unrealized loss of $3 million and $1 million (2016 - nil) on the hedged item in earnings. The difference in the amounts, if any, represents hedge ineffectiveness.

Non-Qualifying Derivatives

The following table presents the unrealized gains and losses associated with changes in the fair value of the Company’s non-qualifying derivatives.

	Three months ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
(millions of Canadian dollars)
Foreign exchange contracts1	434	28	707	1,044
Interest rate contracts2	32	4	14	8
Commodity contracts3	19	(114)	182	(298)
Other contracts4	(5)	5	(5)	11

Total unrealized derivative fair value gain/(loss), net	480	(77)	898	765

1

For the respective six months ended periods, reported within Transportation and other services revenues (2017 - $398 million gain; 2016 - $564 million gain) and Other income/(expense) (2017 - $309 million gain; 2016 - $480 million gain) in the Consolidated Statements of Earnings.

2	Reported as a decrease within Interest expense in the Consolidated Statements of Earnings.
3

For the respective six months ended periods, reported within Transportation and other services revenues (2017 - $37 million loss; 2016 - $2 million gain), Commodity sales (2017 - $197 million gain; 2016 - $302 million loss), Commodity costs (2017 - $9 million gain; 2016 - $6 million gain) and Operating and administrative expense (2017 - $13 million gain; 2016 - $4 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations, including commitments and guarantees, as they become due. In order to mitigate this risk, the Company forecasts cash requirements over a 12 month rolling time period to determine whether sufficient funds will be available and maintains substantial capacity under its committed bank lines of credit to address any contingencies. The Company’s primary sources of liquidity and capital resources are funds generated from operations, the issuance of commercial paper and draws under committed credit facilities and long-term debt, which includes debentures and medium-term notes. The Company also maintains current shelf prospectuses with securities regulators, which enables, subject to market conditions, ready access to either the Canadian or United States public capital markets. In addition, the Company maintains sufficient liquidity through committed credit facilities with a diversified group of banks and institutions which, if necessary, enables the Company to fund all anticipated requirements for approximately one year without accessing the capital markets. The Company is deemed to be in compliance with all the terms and conditions of its committed credit facilities as at June 30, 2017. As a result, all credit facilities are available to the Company and the banks are obligated to fund and have been funding the Company under the terms of the facilities.

CREDIT RISK

Entering into derivative financial instruments may result in exposure to credit risk. Credit risk arises from the possibility that a counterparty will default on its contractual obligations. In order to mitigate this risk, the Company enters into risk management transactions primarily with institutions that possess investment grade credit ratings. Credit risk relating to derivative counterparties is mitigated by credit exposure limits and contractual requirements, netting arrangements, and ongoing monitoring of counterparty credit exposure using external credit rating services and other analytical tools.

The Company had group credit concentrations and maximum credit exposure, with respect to derivative instruments, in the following counterparty segments:

	June 30, 2017	December 31, 2016
(millions of Canadian dollars)
Canadian financial institutions	56	39
United States financial institutions	82	179
European financial institutions	133	106
Asian financial institutions	4	1
Other1	126	162

	401	487

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

As at June 30, 2017, the Company had provided letters of credit totalling  $198 million in lieu of providing cash collateral to its counterparties pursuant to the terms of the relevant ISDA agreements. The Company held no cash collateral on derivative asset exposures as at June 30, 2017 and December 31, 2016.

Gross derivative balances have been presented without the effects of collateral posted. Derivative assets are adjusted for non-performance risk of the Company’s counterparties using their credit default swap spread rates, and are reflected at fair value. For derivative liabilities, the Company’s non-performance risk is considered in the valuation.

Credit risk also arises from trade and other long-term receivables, and is mitigated through credit exposure limits and contractual requirements, assessment of credit ratings and netting arrangements. Within Enbridge Gas Distribution Inc. and Union Gas, credit risk is mitigated by the large and diversified customer base and the ability to recover an estimate for doubtful accounts through the ratemaking process. The Company actively monitors the financial strength of large industrial customers and, in select cases, has obtained additional security to minimize the risk of default on receivables. Generally, the Company classifies and provides for receivables older than 30 days as past due. The maximum exposure to credit risk related to non-derivative financial assets is their carrying value.

FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. The Company also discloses the fair value of other financial instruments not measured at fair value. The fair value of financial instruments reflects the Company’s best estimates of market value based on generally accepted valuation techniques or models and are supported by observable market prices and rates. When such values are not available, the Company uses discounted cash flow analysis from applicable yield curves based on observable market inputs to estimate fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company categorizes its derivative instruments measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

Level 1

Level 1 includes derivatives measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date. An active market for a derivative is considered to be a market where transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The Company’s Level 1 instruments consist primarily of exchange-traded derivatives used to mitigate the risk of crude oil price fluctuations.

Level 2

Level 2 includes derivative valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivatives in this category are valued using models or other industry standard valuation techniques derived from observable market data. Such valuation techniques include inputs such as quoted forward prices, time value, volatility factors and broker quotes that can be observed or corroborated in the market for the entire duration of the derivative. Derivatives valued using Level 2 inputs include non-exchange traded derivatives such as over-the-counter foreign exchange forward and cross currency swap contracts, interest rate swaps, physical forward commodity contracts, as well as commodity swaps and options for which observable inputs can be obtained.

The Company has also categorized the fair value of its held to maturity preferred share investment and long-term debt as Level 2. The fair value of the Company’s held to maturity preferred share investment is primarily based on the yield of certain Government of Canada bonds. The fair value of the Company’s long-term debt is based on quoted market prices for instruments of similar yield, credit risk and tenor.

Level 3

Level 3 includes derivative valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the derivatives’ fair value. Generally, Level 3 derivatives are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available or have no binding broker quote to support Level 2 classification. The Company has developed methodologies, benchmarked against industry standards, to determine fair value for these derivatives based on extrapolation of observable future prices and rates. Derivatives valued using Level 3 inputs primarily include long-dated derivative power contracts and NGL and natural gas contracts, basis swaps, commodity swaps, power and energy swaps, as well as options. The Company does not have any other financial instruments categorized in Level 3.

The Company uses the most observable inputs available to estimate the fair value of its derivatives. When possible, the Company estimates the fair value of its derivatives based on quoted market prices. If quoted market prices are not available, the Company uses estimates from third party brokers. For non-exchange traded derivatives classified in Levels 2 and 3, the Company uses standard valuation techniques to calculate the estimated fair value. These methods include discounted cash flows for forwards and swaps and Black-Scholes-Merton pricing models for options. Depending on the type of derivative and nature of the underlying risk, the Company uses observable market prices (interest, foreign exchange, commodity and share price) and volatility as primary inputs to these valuation techniques. Finally, the Company considers its own credit default swap spread as well as the credit default swap spreads associated with its counterparties in its estimation of fair value.

The Company has categorized its derivative assets and liabilities measured at fair value as follows:

				Total Gross
				Derivative
June 30, 2017	Level 1	Level 2	Level 3	Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	69	-	69
Interest rate contracts	-	5	-	5
Commodity contracts	7	68	117	192

	7	142	117	266

Long-term derivative assets
Foreign exchange contracts	-	120	-	120
Interest rate contracts	-	21	-	21
Commodity contracts	-	5	35	40

	-	146	35	181

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(784)	-	(784)
Interest rate contracts	-	(448)	-	(448)
Commodity contracts	(4)	(37)	(98)	(139)
Other contracts	-	(7)	-	(7)

	(4)	(1,276)	(98)	(1,378)

Long-term derivative liabilities
Foreign exchange contracts	-	(1,567)	-	(1,567)
Interest rate contracts	-	(468)	-	(468)
Commodity contracts	-	(6)	(158)	(164)
Other	-	(2)	-	(2)

	-	(2,043)	(158)	(2,201)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,162)	-	(2,162)
Interest rate contracts	-	(890)	-	(890)
Commodity contracts	3	30	(104)	(71)
Other contracts	-	(9)	-	(9)

	3	(3,031)	(104)	(3,132)

				Total Gross
				Derivative
December 31, 2016	Level 1	Level 2	Level 3	Instruments

(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	109	-	109
Interest rate contracts	-	3	-	3
Commodity contracts	2	86	153	241

	2	198	153	353

Long-term derivative assets
Foreign exchange contracts	-	73	-	73
Interest rate contracts	-	8	-	8
Commodity contracts	-	43	25	68
Other contracts	-	2	-	2

	-	126	25	151

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(995)	-	(995)
Interest rate contracts	-	(583)	-	(583)
Commodity contracts	(12)	(75)	(272)	(359)
Other contracts	-	(4)	-	(4)

	(12)	(1,657)	(272)	(1,941)

Long-term derivative liabilities
Foreign exchange contracts	-	(2,029)	-	(2,029)
Interest rate contracts	-	(473)	-	(473)
Commodity contracts	-	(10)	(201)	(211)

	-	(2,512)	(201)	(2,713)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,842)	-	(2,842)
Interest rate contracts	-	(1,045)	-	(1,045)
Commodity contracts	(10)	44	(295)	(261)
Other contracts	-	(2)	-	(2)

	(10)	(3,845)	(295)	(4,150)

The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

June 30, 2017	Fair Value	Unobservable Input	Minimum Price/Volatility	Maximum Price/Volatility	Weighted Average Price	Unit of Measurement
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	11	Forward gas price	3.09	4.53	3.84	$/mmbtu3
Crude	1	Forward crude price	40.91	47.61	44.83	$/barrel
NGL	-	Forward NGL price	0.33	1.38	1.04	$/gallon
Power	(135)	Forward power price	27.95	67.03	47.15	$/MW/H
Commodity contracts - physical1
Natural gas	(30)	Forward gas price	2.30	8.95	3.47	$/mmbtu3
Crude	39	Forward crude price	39.51	72.27	56.50	$/barrel
NGL	6	Forward NGL price	0.32	1.96	0.98	$/gallon
Commodity options2
Crude	3	Option volatility	23%	31%	26%
NGL	-	Option volatility	32%	87%	56%
Power	1	Option volatility	26%	45%	33%

	(104)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

If adjusted, the significant unobservable inputs disclosed in the table above would have a direct impact on the fair value of the Company’s Level 3 derivative instruments. The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments include forward commodity prices and, for option contracts, price volatility. Changes in forward commodity prices could result in significantly different fair values for the Company’s Level 3 derivatives. Changes in price volatility would change the value of the option contracts. Generally, a change in the estimate of forward commodity prices is unrelated to a change in the estimate of price volatility.

Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

	Six months ended June 30,
	2017	2016
(millions of Canadian dollars)
Level 3 net derivative asset/(liability) at beginning of period	(295)	54
Total gain/(loss)
Included in earnings1	101	(96)
Included in OCI	8	(8)
Settlements	82	(126)
Level 3 net derivative liability at end of period	(104)	(176)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

The Company’s policy is to recognize transfers as of the last day of the reporting period. There were no transfers between levels as at June 30, 2017 or 2016.

FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

Equity investments in other entities with no actively quoted prices available for fair value measurement are recorded at cost by the Company. The carrying value of all equity investments recognized at cost totalled  $109 million as at June 30, 2017 (December 31, 2016 - $110 million).

The Company has Restricted long-term investments held in trust totalling $237 million as at June 30, 2017 (December 31, 2016 - $90 million) which are recognized at fair value.

The Company has a held to maturity preferred share investment carried at its amortized cost of $364 million as at June 30, 2017 (December 31, 2016 - $355 million). These preferred shares are entitled to a cumulative preferred dividend based on the yield of 10-year Government of Canada bonds plus a margin of 4.38%. As at June 30, 2017, the fair value of this preferred share investment approximates its face value of $580 million (December 31, 2016 - $580 million).

As at June 30, 2017, the Company’s long-term debt had a carrying value of $64.9 billion (December 31, 2016 - $40.8 billion) before debt issuance cost and a fair value of $68.7 billion (December 31, 2016 - $43.9 billion). The Company also has noncurrent notes receivable carried at book value recorded in Deferred amounts and other assets. As at June 30, 2017, the noncurrent notes receivable has a carrying value of $92 million (December 31, 2016 - nil) and a fair value of $92 million (December 31, 2016 - nil).

NET INVESTMENT HEDGES

The Company has designated a portion of its United States dollar denominated debt, as well as a portfolio of foreign exchange forward contracts, as a hedge of its net investment in United States dollar denominated investments and subsidiaries.

During the six months ended June 30, 2017, the Company recognized an unrealized foreign exchange gain on the translation of United States dollar denominated debt of $275 million (2016 - $277 million) and an unrealized gain on the change in fair value of its outstanding foreign exchange forward contracts of $75 million (2016 - $73 million) in OCI. The Company recognized a realized loss of $38 million (2016 - $1 million) in OCI associated with the settlement of foreign exchange forward contracts and also recognized a realized loss of $90 million (2016 - $33 million) in OCI associated with the settlement of United States dollar denominated debt that had matured during the period. There was no ineffectiveness during the six months ended June 30, 2017  (2016 - nil).